MATERIAL ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2024
Significant Accounting Policies [Abstract]
Inventory [Policy Text Block]

(a) Inventory:

Inventory components include raw materials and supplies used to assemble valves and manway covers, as well as finished valves and manway covers. All inventories are recorded at the lower of cost on a weighted average basis and net realizable value. The stated value of all inventories includes purchase and assembly costs of all raw materials and supplies, and attributable overhead and amortization. A regular review is undertaken to determine the extent of any provision for obsolescence. When a circumstance that previously caused inventories to be written down below cost no longer exist or when there is clear evidence of an increase in net realizable value because of changed economic circumstances, the amount of the write-down is reversed. The amount of the reversal is limited to the amount of the original write-down.

Intangible assets [Policy Text Block]

(b) Intangible assets:

Intangible assets acquired separately are measured on initial recognition at cost. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and accumulated impairment losses, if any. The useful lives of intangible assets are assessed as either finite or indefinite.

Intangible assets with finite lives are amortized over the useful economic life and assessed for impairment whenever there is an indication that the intangible asset may be impaired.  The amortization period and the amortization method for an intangible asset with a finite useful life are reviewed at least at the end of each reporting period.  A change in the expected useful life of the expected pattern of consumption of future economic benefits embodied in the asset is accounted for by changing the amortization period or method, as appropriate, and treated as changes in accounting estimates. The assessment of indefinite life is reviewed annually to determine whether the indefinite life continues to be supportable. If not, the change in useful life from indefinite to finite is made on a prospective basis.

The Company amortizes intangible assets with finite lives on a straight-line basis over their estimated useful lives as follows:

Patents	- 5 years
Rights	- 2 years
Intellectual Property	- 7 years

Amortization begins when the intangible asset is ready for use. Product and technology development costs, which meet the criteria for deferral and are expected to provide future economic benefits with reasonable certainty are deferred and amortized over the estimated life of the products or technology once commercialization commences.

Property, plant and equipment [Policy Text Block]

(c) Property, plant and equipment:

Property, plant and equipment are stated at cost less accumulated amortization and accumulated impairment losses, if any. Leasehold improvements and prototypes are amortized on a straight-line basis over the lease term and estimated useful life respectively.  Amortization is calculated over the estimated useful life of the property, plant and equipment at the following annual rates:

Building	- 4% declining-balance
Production equipment	- 20% declining-balance
Leasehold improvements	- 5 year straight-line
Prototypes	- 2 year straight-line

Revenue recognition [Policy Text Block]

(d) Revenue recognition:

Revenues from the sale of pressure relief valves, manway securement systems and related products is recognised when all the performance obligations identified in the customer contract, typically consisting of a purchase order, are satisfied. The performance obligations in a typical purchase order are the manufacture of the pressure relief valve, manway securement system, and related accessories and delivery of those items. The Company recognizes revenue when collection is reasonably assured.

Impairment of long-lived assets [Policy Text Block]

(e) Impairment of long-lived assets:

The Company's tangible and intangible assets with definite useful lives are reviewed for any indication of impairment at each statement of financial position date. If indication of impairment exists, the asset's recoverable amount is estimated. Intangible assets not yet available for use or those with indefinite useful lives are tested annually for impairment. An impairment loss is recognized when the carrying amount of an asset, or its cash-generating unit, exceeds its recoverable amount. A cash-generating unit is the smallest identifiable group of assets that generates cash inflows that are largely independent of cash inflow from other assets or groups of assets.

The recoverable amount is the greater of the asset's fair value less costs to sell and value in use. In assessing value in use, the estimated future cash flows are discounted to present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the assets. For an asset that does not generate largely independent cash inflows, the recoverable amount is determined for the cash-generating unit to which the asset belongs.

Income taxes [Policy Text Block]

(f) Income taxes:

(i) Current and deferred income taxes:

Income tax expense, consisting of current and deferred tax expense, is recognized in the consolidated statements of operations and comprehensive loss.

Current tax expense is the expected tax payable on the taxable income for the year, using tax rates enacted or substantively enacted at period-end, adjusted for amendments to tax payable with regard to previous years.

Deferred tax assets and liabilities and the related deferred income tax expense or recovery are recognized for deferred tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis.

Deferred tax assets and liabilities are measured using the enacted or substantively enacted tax rates expected to apply when the asset is realized or the liability settled.  The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income (loss) in the period that substantive enactment occurs.

A deferred tax asset is recognized to the extent that it is probable that future taxable profits will be available against which the asset can be utilized. To the extent that the Company does not consider it probable that a deferred tax asset will be recovered, the deferred tax asset is reduced. Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority and the Company intends to settle its current tax assets and liabilities on a net basis.

(ii) Texas margin tax:

Effective January 1, 2007, the state of Texas enacted an annual franchise tax known as the Texas margin tax, which is equal to 1% of the lesser of: (a) 70% of a taxable entity's revenue; and (b) 100% of total revenue less, at the election of the taxpayer: (i) cost of goods sold; or (ii) compensation. A provision for the margin tax owing has been recorded in the consolidated statements of operations and comprehensive loss.

Foreign currency translation [Policy Text Block]

(g) Foreign currency translation:

The accounts of foreign balances and transactions are translated into USD as follows:

(i) Monetary assets and liabilities, at the rate of exchange in effect at the consolidated statement of financial position date;

(ii) Non-monetary assets and liabilities, at the exchange rates prevailing at the time of the acquisition of the assets or assumption of the liabilities; and

(iii) Revenue and expense items (excluding amortization, which is translated at the same rate as the related asset), at the rate of exchange prevailing at the transaction date.

Gains and losses arising from translation of foreign currency are included in the determination of net income (loss).

Earnings per share [Policy Text Block]

(h) Earnings per share:

The Company presents basic earnings per share data for its common shares, calculated by dividing the earnings attributable to common shareholders of the Company by the weighted average number of shares outstanding during the period. The Company uses the treasury stock method for calculating diluted earnings per share. Under this method the dilutive effect on earnings per share is calculated on the use of the proceeds that could be obtained upon exercise of options, warrants and similar instruments. It assumes that the proceeds of such exercise would be used to purchase common shares at the average market price during the period. However, the calculation of earnings and diluted loss per share for the years ended December 31, 2024, 2023, and 2022 excludes the effects of various conversions and exercise of options and warrants that would be anti-dilutive.

Share-based expense [Policy Text Block]

(i) Share-based expense:

The Company has a stock option plan, restricted share unit plan, and deferred share unit plan, which are described in note 11. The Company grants equity-settled share-based awards to directors, officers and employees, and consultants. Share-based expense to employees is measured at the fair value of the equity instruments at the grant date. The fair value of share options is measured using the Black-Scholes option pricing model. Restricted and deferred share units are measured using the fair value of the shares on the grant date.  The share-based expense to employees is recognized over the vesting period using the graded vesting method.

Fair value of share-based expenses for non-employees is recognized and measured at the date the good or services are received based on the fair value of the goods or services received. If it is determined that the fair value of goods and services received cannot be reliably measured, the share-based expense is measured at the fair value of the equity instrument issued.

For both employees and non-employees, the fair value of equity-settled share-based expense is recognized on the consolidated statements of operations and comprehensive loss, with a corresponding increase in reserves. The amount recognized as expense is adjusted to reflect the number of awards expected to vest. Consideration received on the exercise of stock options is recorded in capital stock and the related share-based expense in reserves is transferred to capital stock. When restricted share units ("RSUs") are settled in shares, the recorded fair value is transferred from reserves to capital stock.

For both employees and non-employees, the fair value of cash-settled RSUs is recognized as share-based expense, with a corresponding increase in RSU liability over the vesting period. The amount recognized as an expense is based on the estimate of the number of RSUs expected to vest. Cash-settled RSUs are measured at their fair value at each reporting period on a mark-to-market basis. Upon vesting of the cash settled RSUs, the RSU liability is reduced by the cash payout.

After the initial grant of RSUs, the Company may determine that equity-settled awards should be treated as cash-settled going forward. In this instance, the change is accounted for as a modification of the original awards. On the date of modification, a liability is recognized based on the fair value of the vested awards to date. A corresponding reduction in reserves is recognized only to the extent of the fair value of the original awards. Any incremental fair value of the cash-settled award over the equity-settled award on modification date is recognized immediately in share-based expense.

Capital stock [Policy Text Block]

(j) Capital stock:

Proceeds from the exercise of stock options and warrants are recorded as capital stock in the amount for which the option or warrant enabled the holder to purchase a share in the Company. Any previously recorded share-based expense included in the share-based expenses reserve is transferred to capital stock on exercise of options and warrants. Capital stock issued for non-monetary consideration is valued at the closing market price at the date of issuance.  The proceeds from the issuance of units are allocated between common shares and warrants based on the residual value method. Under this method, the proceeds are allocated first to capital stock based on the fair value of the common shares at the time the units are priced and any residual value is allocated to the warrants reserve. Consideration received for the exercise of warrants is recorded in capital stock, and any related amount recorded in warrants reserve is transferred to capital stock.

Canadian dollar denominated share purchase warrants are classified as a derivative warrant liability under the principles of IFRS 9 Financial Instruments (note 10). As the exercise price of the share purchase warrant is fixed in Canadian dollars and the functional currency of the Company is the USD, the share purchase warrants are considered a derivative liability in accordance with IAS 32 Financial Instruments: Presentation as a variable amount of cash in the Company's functional currency will be received upon exercise. These types of share purchase warrants are recognized at fair value using a option pricing model at the date of issue. Share purchase warrants are initially recorded as a liability at fair value with any subsequent changes in fair value recognized in profit or loss. Upon exercise of the share purchase warrants with exercise prices in a currency other than the Company's functional currency, the share purchase warrants are revalued at the date of exercise and the total fair value of the exercised share purchase warrants is reallocated to capital stock. The proceeds generated from the payment of the exercise price are also allocated to equity.

Financial instruments [Policy Text Block]

(k) Financial instruments:

(i) Financial assets:

Initial recognition and measurement

The Company recognizes a financial asset when it becomes a party to the contractual provisions of the instrument. A financial asset is measured initially at fair value plus, for an item not at fair value through profit or loss, transaction costs that are directly attributable to its acquisition or issue. On initial recognition, a financial asset is classified as measured at amortized cost or fair value through profit or loss. A financial asset is measured at amortized cost if it meets the conditions that: i) the asset is held within a business model whose objective is to hold assets to collect contractual cash flows, ii) the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding, and iii) is not designated as fair value through profit or loss.

Subsequent measurement

The subsequent measurement of financial assets depends on their classification as follows:

Financial assets at fair value through profit or loss

Financial assets measured at fair value through profit and loss are carried in the consolidated statements of financial position at fair value with changes in fair value therein, recognized in the consolidated statements of operations and comprehensive loss. The Company classifies cash as measured at fair value through profit or loss.

Financial assets measured at amortized cost

A financial asset is subsequently measured at amortized cost, using the effective interest method and net of any impairment allowance. The Company classifies accounts receivable, prepaid expenses and deposits as measured at amortized cost.

Derecognition

A financial asset or, where applicable a part of a financial asset or part of a group of similar financial assets is derecognized when:

• The contractual rights to receive cash flows from the asset have expired; or

• The Company has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a 'pass-through' arrangement; and either (a) the Company has transferred substantially all the risks and rewards of the asset, or (b) the Company has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

(ii) Financial liabilities:

Financial liabilities are recognized when the Company becomes a party to the contractual provisions of the financial instrument. A financial liability is derecognized when it is extinguished, discharged, cancelled or when it expires. Financial liabilities are classified as either financial liabilities at fair value through profit or loss or financial liabilities subsequently measured at amortized cost. All interest-related charges are reported in profit or loss within interest expense, if applicable.

Amortized cost

A financial liability at amortized cost is initially measured at fair value less transaction costs directly attributable to the issuance of the financial liability. Subsequently, the financial liability is measured at amortized cost based on the effective interest rate method. The Company classifies accounts payable and accrued liabilities, income tax payable and lease liabilities as measured at amortized cost.

Fair value through profit or loss ("FVTPL")

A financial liability measured at FVTPL is initially measured at fair value with any associated transaction costs being recognized in profit or loss when incurred. Subsequently, the financial liability is re-measured at fair value, and a gain or loss is recognized in profit or loss in the reporting period in which it arises. The Company classifies derivative warrant liability and RSU liability as measured at FVTPL.

Derecognition

The Company derecognizes a financial liability when the financial liability is discharged, cancelled or expired. Generally, the difference between the carrying amount of the financial liability derecognized and the consideration paid and payable, including any non-cash assets transferred or liabilities assumed, is recognized in the consolidated statements of loss and comprehensive loss.

(iii) Fair value hierarchy:

The Company categorizes financial instruments measured at fair value at one of three levels according to the reliability of the inputs used to estimate fair values. The fair value of financial assets and financial liabilities included in Level 1 are determined by reference to quoted prices in active markets for identical assets and liabilities. Financial assets and liabilities in Level 2 are valued using inputs other than quoted prices for which all significant inputs are based on observable market data. Level 3 valuations are based on inputs that are not based on observable market data.

Leases [Policy Text Block]

(l) Leases:

At inception, the Company assesses whether a contract contains an embedded lease. A contract contains a lease when the contract conveys a right to control the use of an identified asset for a period of time in exchange for consideration.

The Company, as lessee, is required to recognize a right-of-use asset ("ROU asset"), representing its right to use the underlying asset, and a lease liability, representing its obligation to make lease payments.

IFRS 16 Leases, provides a single lessee accounting model, requiring lessees to recognize assets and liabilities for all leases unless the lease term is 12 months or less or the underlying asset has a low value.

The Company recognizes a ROU asset and a lease liability at the commencement of the lease. The ROU asset is initially measured based on the present value of lease payments, plus initial direct cost, less any incentives received. It is subsequently measured at cost less accumulated amortization, impairment losses and adjusted for certain remeasurements of the lease liability. The ROU asset is amortized from the commencement date over the shorter of the lease term or the useful life of the underlying asset. The ROU asset is subject to testing for impairment if there is an indicator of impairment.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted by the interest rate implicit in the lease, or if that rate cannot be readily determined, the incremental borrowing rate. The incremental borrowing rate is the rate which the operation would have to pay to borrow over a similar term and with similar security, the funds necessary to obtain an asset of similar value to the ROU asset in a similar economic environment.

Lease payments included in the measurement of the lease liability are comprised of:

• Fixed payments, including in-substance fixed payments;

• Variable lease payments that depend on an index or a rate, initially measured using the index or rate as at the commencement date;

• Amounts expected to be payable under a residual value guarantee;

• The exercise price under a purchase option that the Company is reasonably certain to exercise;

• Lease payments in an optional renewal period if the Company is reasonably certain to exercise an extension option; and

• Penalties for early termination of a lease unless the Company is reasonably certain not to terminate early.

The lease liability is subsequently increased by the interest cost on the lease liability and decreased by lease payments made. It is remeasured when there is a change in future lease payments arising from a change in an index or a rate, a change in the estimate of the amount expected to be payable under a residual value guarantee, or as appropriate, changes in the assessment of whether a purchase or extension option is reasonably certain to be exercised or a termination option is reasonably certain not to be exercised.

Variable lease payments that do not depend on an index or a rate not included in the initial measurement of the ROU asset and lease liability are recognized as an expense in profit or loss in the period in which they are incurred.

The ROU assets are presented within "Property, plant and equipment" and the lease liabilities are presented in "Lease liability" on the consolidated statements of financial position.

Research and development [Policy Text Block]

(m) Research and development:

The Company incurs costs on activities that relate to research and development of new products. Research and development costs are expensed, except in cases where development costs meet certain identifiable criteria for deferral, including technical and economic feasibility. Development costs are capitalized only if the expenditures can be reassured reliably, the product or process is technically and commercial feasible, future economic benefits are probable, and the Company intends to, and has sufficient resources to, complete development and to use or sell the asset. Deferred development costs are amortized over the life of related commercial production, or in the case of serviceable property and equipment, are included in the appropriate property group and are depreciated over the estimated useful life. As at December 31, 2024, the Company has capitalized $1 (2023 - $471,311) of research and development costs as part of intellectual property (Note 8).

Provisions and contingent liabilities [Policy Text Block]

(n) Provisions and contingent liabilities:

Provisions for losses arising from claims, litigation and other sources are recognized when it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and the amount can be reasonably estimated. Provisions are adjusted as additional information becomes available or circumstances change. Contingent liabilities are disclosed unless the possibility of an outflow of resources embodying economic benefits is remote.